Loans, Impaired Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Disclosure of loans at amortized cost
(a)	Loans at amortized cost

	2024			2023
As at October 31 ($ millions)	Gross loans	Allowance for credit losses	Net carrying amount	Gross loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$350,941	$1,208	$349,733	$344,182	$1,084	$343,098
Personal loans	106,379	2,319	104,060	104,170	2,414	101,756
Credit cards	17,374	1,160	16,214	17,109	1,237	15,872
Business and government	292,671	1,849	290,822	291,822	1,637	290,185
Total	$767,365	$6,536	$760,829	$757,283	$6,372	$750,911

Schedule of Loans and Acceptances Outstanding by Geography
(b)	Loans and acceptances outstanding by geography (1)

As at October 31 ($ millions)	2024	2023
Canada:
Residential mortgages	$297,677	$290,253
Personal loans	82,892	80,732
Credit cards	8,982	8,216
Business and government	133,810	114,991
	523,361	494,192
United States:
Personal loans	4,009	4,408
Business and government	55,237	61,342
	59,246	65,750
Mexico:
Residential mortgages	16,749	16,556
Personal loans	2,615	2,200
Credit cards	832	808
Business and government	23,994	26,466
	44,190	46,030
Chile:
Residential mortgages	20,410	21,499
Personal loans	4,868	5,081
Credit cards	3,551	3,654
Business and government	20,330	22,383
	49,159	52,617
Peru:
Residential mortgages	4,113	4,102
Personal loans	5,623	5,424
Credit cards	757	1,049
Business and government	10,545	12,004
	21,038	22,579
Colombia:
Residential mortgages	2,196	2,390
Personal loans	2,186	2,349
Credit cards	1,446	1,684
Business and government	5,518	6,327
	11,346	12,750
Other International:
Residential mortgages	9,796	9,382
Personal loans	4,186	3,976
Credit cards	1,806	1,698
Business and government	43,237	48,309
	59,025	63,365
Total loans	767,365	757,283
Acceptances (2)	148	18,628
Total loans and acceptances (3)	767,513	775,911
Allowance for credit losses	(6,537)	(6,462)
Total loans and acceptances net of allowance for credit losses	$760,976	$769,449

(1)	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
(2)	96.5% of acceptances reside outside Canada (October 31, 2023 – 0.6%).
(3)
Loans and acceptances denominated in U.S. dollars were $137,804 (2023 – $151,499), in Chilean pesos $39,425 (2023 – $41,499), Mexican pesos $31,522 (2023 – $34,894), and in other foreign currencies $54,549 (2023 – $55,855).

Schedule of Loans Maturities
(c)	Loan maturities

As at October 31, 2024	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$72,883	$233,469	$15,456	$25,264	$3,869	$350,941	$93,626	$253,954	$3,361	$350,941
Personal loans	18,753	37,707	5,411	1,171	43,337	106,379	47,790	57,219	1,370	106,379
Credit cards	–	–	–	–	17,374	17,374	–	17,374	–	17,374
Business and government	142,536	135,474	7,340	405	6,916	292,671	216,334	73,596	2,741	292,671
Total	$234,172	$406,650	$28,207	$26,840	$71,496	$767,365	$357,750	$402,143	$7,472	$767,365
Allowance for credit losses	–	–	–	–	(6,536)	(6,536)	–	–	(6,536)	(6,536)
Total loans net of allowance for credit losses	$234,172	$406,650	$28,207	$26,840	$64,960	$760,829	$357,750	$402,143	$936	$760,829

As at October 31, 2023	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$47,610	$254,546	$15,830	$23,946	$2,250	$344,182	$98,606	$242,589	$2,987	$344,182
Personal loans	18,279	37,875	5,593	1,189	41,234	104,170	44,913	58,002	1,255	104,170
Credit cards	–	–	–	–	17,109	17,109	–	17,109	–	17,109
Business and government	149,625	131,039	5,493	339	5,326	291,822	177,428	112,583	1,811	291,822
Total	$215,514	$423,460	$26,916	$25,474	$65,919	$757,283	$320,947	$430,283	$6,053	$757,283
Allowance for credit losses	–	–	–	–	(6,372)	(6,372)	–	–	(6,372)	(6,372)
Total loans net of allowance for credit losses	$215,514	$423,460	$26,916	$25,474	$59,547	$750,911	$320,947	$430,283	$(319)	$750,911

Schedule of Impaired Loans
(d)	Impaired loans (1)

	2024			2023
As at October 31 ($ millions)	Gross impaired loans (1)	Allowance for credit losses	Net	Gross impaired loans (1)	Allowance for credit losses	Net
Residential mortgages	$2,372	$645	$1,727	$1,864	$498	$1,366
Personal loans	1,117	621	496	1,176	664	512
Credit cards	–	–	–	–	–	–
Business and government	3,250	788	2,462	2,686	719	1,967
Total	$6,739	$2,054	$4,685	$5,726	$1,881	$3,845
By geography:
Canada	$2,158	$569	$1,589	$1,564	$514	$1,050
United States	109	22	87	–	–	–
Mexico	1,343	424	919	1,183	372	811
Peru	715	385	330	691	372	319
Chile	1,249	281	968	1,098	264	834
Colombia	322	109	213	356	97	259
Other International	843	264	579	834	262	572
Total	$6,739	$2,054	$4,685	$5,726	$1,881	$3,845

(1)	Interest income recognized on impaired loans during the year ended October 31, 2024 was $84 (2023 – $57).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements is incorporated through expert credit judgment. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Very Pessimistic
October 31, 2024	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	1.8	2.2	2.8	3.1	-1.6	2.9	-4.4	3.4
Consumer price index, y/y %	2.2	2.0	2.4	2.5	1.6	1.7	5.8	2.2
Unemployment rate, average %	6.7	6.0	6.3	5.0	8.4	6.9	11.1	7.3
Bank of Canada overnight rate target, average %	3.3	2.6	3.5	3.6	2.9	2.0	4.0	3.2
HPI – Housing Price Index, y/y % change	1.6	4.2	2.4	5.5	-3.7	4.8	-5.8	4.1
USD/CAD exchange rate, average	1.34	1.30	1.33	1.28	1.43	1.28	1.49	1.30

U.S.
Real GDP growth, y/y % change	1.6	2.2	2.3	3.1	-1.6	3.0	-4.0	3.4
Consumer price index, y/y %	2.4	2.3	2.6	2.7	1.3	2.0	6.2	2.5
Target federal funds rate, upper limit, average %	4.1	2.9	4.1	3.4	3.6	1.8	4.8	3.4
Unemployment rate, average %	4.3	4.3	4.2	3.9	6.0	4.9	8.1	5.2

Mexico
Real GDP growth, y/y % change	1.3	2.1	2.6	2.9	-0.8	2.6	-2.9	3.2
Unemployment rate, average %	3.3	3.9	3.0	3.1	4.1	4.0	6.3	4.9

Chile
Real GDP growth, y/y % change	3.0	2.2	4.6	3.2	0.1	3.0	-3.6	3.8
Unemployment rate, average %	7.9	6.7	7.6	6.0	9.5	7.0	11.5	7.4

Peru
Real GDP growth, y/y % change	2.6	3.4	3.6	4.5	1.5	3.7	-0.5	4.3
Unemployment rate, average %	6.7	6.2	6.2	5.2	8.1	6.5	11.8	8.0

Colombia
Real GDP growth, y/y % change	2.6	2.7	3.7	3.8	1.4	3.1	-0.5	3.6
Unemployment rate, average %	11.1	10.1	10.7	9.1	13.5	10.6	19.8	13.0

Caribbean
Real GDP growth, y/y % change	3.6	3.8	4.2	4.5	2.5	4.2	0.6	4.7

Global
WTI oil price, average USD/bbl	73	69	78	83	60	60	53	58
Copper price, average USD/lb	4.99	5.29	5.16	5.86	4.50	5.13	4.32	5.02
Global GDP, y/y % change	3.40	2.40	4.30	3.30	0.60	3.10	-1.50	3.50

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Very Pessimistic
October 31, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	0.7	2.9	1.3	4.2	-2.2	3.5	-4.3	3.9
Consumer price index, y/y %	2.8	2.0	2.8	2.5	1.8	1.6	6.4	2.2
Unemployment rate, average %	6.0	5.7	5.7	4.2	7.6	6.3	9.7	6.6
Bank of Canada overnight rate target, average %	4.8	2.6	4.8	3.5	3.6	1.4	5.8	3.3
HPI – Housing Price Index, y/y % change	-1.9	1.4	-1.4	2.9	-5.5	2.2	-6.8	1.5
USD/CAD exchange rate, average	1.27	1.24	1.27	1.22	1.41	1.26	1.47	1.28

U.S.
Real GDP growth, y/y % change	1.0	1.9	1.5	2.7	-2.0	2.7	-3.8	3.0
Consumer price index, y/y %	3.2	2.2	3.5	2.6	1.9	1.8	7.0	2.5
Target federal funds rate, upper limit, average %	5.3	2.5	5.4	3.4	4.2	0.8	6.3	3.1
Unemployment rate, average %	4.1	4.5	3.9	4.1	5.6	5.0	7.2	5.2

Mexico
Real GDP growth, y/y % change	1.7	2.2	2.6	3.3	-0.2	2.7	-2.8	3.2
Unemployment rate, average %	3.7	3.9	3.6	3.2	4.7	4.1	6.8	4.9

Chile
Real GDP growth, y/y % change	1.3	2.9	2.8	4.6	-0.9	3.5	-3.1	4.1
Unemployment rate, average %	8.5	7.0	8.2	6.3	9.6	7.3	11.3	7.6

Peru
Real GDP growth, y/y % change	1.9	2.7	2.7	3.9	0.8	3.1	-1.4	3.6
Unemployment rate, average %	6.9	7.0	6.2	5.1	8.3	7.3	11.6	8.8

Colombia
Real GDP growth, y/y % change	2.4	3.0	3.7	4.3	1.4	3.4	-0.9	3.9
Unemployment rate, average %	9.2	9.9	8.6	7.9	11.1	10.3	15.6	12.3

Caribbean
Real GDP growth, y/y % change	3.8	3.8	4.5	4.9	2.8	4.2	0.5	4.7

Global
WTI oil price, average USD/bbl	78	66	84	82	68	63	62	61
Copper price, average USD/lb	3.97	5.01	4.11	5.65	3.70	4.89	3.56	4.83
Global GDP, y/y % change	2.75	2.45	3.62	3.48	0.10	3.10	-1.48	3.45

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

($ millions)	Balance as at November 1, 2023	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2024
Residential mortgages	$1,084	$257	$(76)	$(57)	$1,208
Personal loans	2,414	1,893	(1,857)	(131)	2,319
Credit cards	1,237	1,122	(1,166)	(33)	1,160
Business and government	1,876	790	(424)	(206)	2,036
	$6,611	$4,062	$(3,523)	$(427)	$6,723
Presented as:
Allowance for credit losses on loans	$6,372				$6,536
Allowance for credit losses on acceptances (2)	90				1
Allowance for credit losses on off-balance sheet exposures (3)	149				186

(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(11). The provision for credit losses, net of these amounts, is $4,051.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2022	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2023
Residential mortgages	$899	$212	$(66)	$39	$1,084
Personal loans	2,137	1,377	(1,180)	80	2,414
Credit cards	1,083	1,017	(916)	53	1,237
Business and government	1,368	825	(290)	(27)	1,876
	$5,487	$3,431	$(2,452)	$145	$6,611
Presented as:
Allowance for credit losses on loans	$5,348				$6,372
Allowance for credit losses on acceptances (2)	31				90
Allowance for credit losses on off-balance sheet exposures (3)	108				149

(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(9). The provision for credit losses, net of these amounts, is $3,422.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance	for credit losses on loans

As at October 31, 2024 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$165	$398	$645	$1,208
Personal loans	544	1,154	621	2,319
Credit cards	288	872	–	1,160
Business and government	586	475	788	1,849
Total (1)	$1,583	$2,899	$2,054	$6,536

(1)
Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance
sheet credit risks and reverse repos which amounted to $200.

As at October 31, 2023 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$265	$321	$498	$1,084
Personal loans	647	1,103	664	2,414
Credit cards	414	823	–	1,237
Business and government	535	383	719	1,637
Total (1)	$1,861	$2,630	$1,881	$6,372

(1)
Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance
sheet credit risks and reverse repos which amounted to $257.

The following table presents the changes to the allowance for credit losses on loans.

	As at October 31, 2024				As at October 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of the year	$265	$321	$498	$1,084	$197	$296	$406	$899
Provision for credit losses
Remeasurement (1)	(271)	164	373	266	(125)	74	253	202
Newly originated or purchased financial assets	41	–	–	41	35	–	–	35
Derecognition of financial assets and maturities	(9)	(22)	–	(31)	(9)	(16)	–	(25)
Changes in models and methodologies (7)	(22)	3	–	(19)	–	–	–	–
Transfer to (from):
Stage 1	215	(165)	(50)	–	183	(138)	(45)	–
Stage 2	(40)	197	(157)	–	(35)	149	(114)	–
Stage 3	–	(84)	84	–	–	(62)	62	–
Gross write-offs	–	–	(100)	(100)	–	–	(97)	(97)
Recoveries	–	–	24	24	–	–	31	31
Foreign exchange and other movements (6)	(14)	(16)	(27)	(57)	19	18	2	39
Balance at end of year (2)	$165	$398	$645	$1,208	$265	$321	$498	$1,084
Personal loans
Balance at beginning of the year	$647	$1,103	$664	$2,414	$665	$921	$551	$2,137
Provision for credit losses
Remeasurement (1)	(686)	976	1,497	1,787	(727)	1,027	964	1,264
Newly originated or purchased financial assets	365	–	–	365	376	–	–	376
Derecognition of financial assets and maturities	(97)	(190)	–	(287)	(91)	(172)	–	(263)
Changes in models and methodologies (7)	(68)	96	–	28	–	–	–	–
Transfer to (from):
Stage 1	658	(642)	(16)	–	618	(603)	(15)	–
Stage 2	(231)	344	(113)	–	(212)	297	(85)	–
Stage 3	(13)	(504)	517	–	(10)	(392)	402	–
Gross write-offs	–	–	(2,145)	(2,145)	–	–	(1,417)	(1,417)
Recoveries	–	–	288	288	–	–	237	237
Foreign exchange and other movements (6)	(31)	(29)	(71)	(131)	28	25	27	80
Balance at end of year (2)	$544	$1,154	$621	$2,319	$647	$1,103	$664	$2,414
Credit cards
Balance at beginning of the year	$414	$823	$–	$1,237	$436	$647	$–	$1,083
Provision for credit losses
Remeasurement (1)	(361)	643	835	1,117	(300)	614	653	967
Newly originated or purchased financial assets	136	–	–	136	188	–	–	188
Derecognition of financial assets and maturities	(53)	(61)	–	(114)	(65)	(73)	–	(138)
Changes in models and methodologies (7)	(38)	21	–	(17)	–	–	–	–
Transfer to (from):
Stage 1	335	(335)	–	–	273	(273)	–	–
Stage 2	(135)	135	–	–	(140)	140	–	–
Stage 3	–	(330)	330	–	–	(255)	255	–
Gross write-offs	–	–	(1,356)	(1,356)	–	–	(1,113)	(1,113)
Recoveries	–	–	190	190	–	–	197	197
Foreign exchange and other movements (6)	(10)	(24)	1	(33)	22	23	8	53
Balance at end of year (2)	$288	$872	$–	$1,160	$414	$823	$–	$1,237
Total retail loans
Balance at beginning of the year	$1,326	$2,247	$1,162	$4,735	$1,298	$1,864	$957	$4,119
Provision for credit losses
Remeasurement (1)	(1,318)	1,783	2,705	3,170	(1,152)	1,715	1,870	2,433
Newly originated or purchased financial assets	542	–	–	542	599	–	–	599
Derecognition of financial assets and maturities	(159)	(273)	–	(432)	(165)	(261)	–	(426)
Changes in models and methodologies (7)	(128)	120	–	(8)	–	–	–	–
Transfer to (from):
Stage 1	1,208	(1,142)	(66)	–	1,074	(1,014)	(60)	–
Stage 2	(406)	676	(270)	–	(387)	586	(199)	–
Stage 3	(13)	(918)	931	–	(10)	(709)	719	–
Gross write-offs	–	–	(3,601)	(3,601)	–	–	(2,627)	(2,627)
Recoveries	–	–	502	502	–	–	465	465
Foreign exchange and other movements (6)	(55)	(69)	(97)	(221)	69	66	37	172
Balance at end of year (2)	$997	$2,424	$1,266	$4,687	$1,326	$2,247	$1,162	$4,735
Business and government
Balance at beginning of the year	$635	$403	$748	$1,786	$322	$320	$695	$1,337
Provision for credit losses
Remeasurement (1)	(210)	288	622	700	168	172	427	767
Newly originated or purchased financial assets	936	–	–	936	467	–	–	467
Derecognition of financial assets and maturities	(860)	(126)	(9)	(995)	(391)	(50)	(31)	(472)
Changes in models and methodologies (7)	200	37	–	237	–	–	–	–
Transfer to (from):
Stage 1	154	(154)	–	–	108	(108)	–	–
Stage 2	(110)	114	(4)	–	(52)	63	(11)	–
Stage 3	–	(21)	21	–	–	(8)	8	–
Gross write-offs	–	–	(484)	(484)	–	–	(355)	(355)
Recoveries	–	–	60	60	–	–	65	65
Foreign exchange and other movements	(6)	(33)	(166)	(205)	13	14	(50)	(23)
Balance at end of period including off-balance sheet exposures (2)	$739	$508	$788	$2,035	$635	$403	$748	$1,786
Less: Allowance for credits losses on off-balance sheet exposures (2)(3)	(153)	(33)	–	(186)	(100)	(20)	(29)	(149)
Balance at end of year (2)	$586	$475	$788	$1,849	$535	$383	$719	$1,637

(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments
.

(2)	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $443 (2023 – $378).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
(4)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(5)
During the year ended October 31, 202
4
, the contractual terms of certain financial assets were modified where the modification did not result in derecognition. The carrying value of such loans that were modified in Stage 2 and Stage 3 was $3,504
(2023 – $2,096)
and $726
(2023 – $798) respectively, before the modification.

(6)	Divestitures are included in the foreign exchange and other movements.
(7)	Comprises changes due to enhanced IFRS 9 models, including changes to reflect previously established expert credit judgment overlays that are now incorporated in the model.

Summary of Carrying Value of Exposures by Risk Rating
(f)	Carrying value of exposures by risk rating

Residential mortgages	As at October 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$211,165	$3,262	$–	$214,427	$202,322	$957	$–	$203,279
Low	78,344	3,625	–	81,969	88,909	877	–	89,786
Medium	19,205	2,072	–	21,277	19,758	1,385	–	21,143
High	2,561	5,280	–	7,841	3,424	3,428	–	6,852
Very high	13	2,814	–	2,827	63	2,242	–	2,305
Loans not graded (2)	18,614	1,614	–	20,228	17,792	1,161	–	18,953
Default	–	–	2,372	2,372	–	–	1,864	1,864
Total	329,902	18,667	2,372	350,941	332,268	10,050	1,864	344,182
Allowance for credit losses	165	398	645	1,208	265	321	498	1,084
Carrying value	$329,737	$18,269	$1,727	$349,733	$332,003	$9,729	$1,366	$343,098

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at October 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,865	$–	$–	$30,865	$29,849	$211	$–	$30,060
Low	20,686	12	–	20,698	27,594	558	–	28,152
Medium	13,053	38	–	13,091	8,725	599	–	9,324
High	10,535	4,843	–	15,378	8,369	3,529	–	11,898
Very high	76	2,743	–	2,819	125	2,177	–	2,302
Loans not graded (2)	20,482	1,929	–	22,411	19,427	1,831	–	21,258
Default	–	–	1,117	1,117	–	–	1,176	1,176
Total	95,697	9,565	1,117	106,379	94,089	8,905	1,176	104,170
Allowance for credit losses	544	1,154	621	2,319	647	1,103	664	2,414
Carrying value	$95,153	$8,411	$496	$104,060	$93,442	$7,802	$512	$101,756

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at October 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$2,382	$3	$–	$2,385	$1,989	$42	$–	$2,031
Low	2,872	25	–	2,897	3,329	89	–	3,418
Medium	4,631	55	–	4,686	4,262	116	–	4,378
High	3,069	1,880	–	4,949	3,239	1,310	–	4,549
Very high	16	1,028	–	1,044	38	820	–	858
Loans not graded (1)	895	518	–	1,413	1,290	585	–	1,875
Default	–	–	–	–	–	–	–	–
Total	13,865	3,509	–	17,374	14,147	2,962	–	17,109
Allowance for credit losses	288	872	–	1,160	414	823	–	1,237
Carrying value	$13,577	$2,637	$–	$16,214	$13,733	$2,139	$–	$15,872

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at October 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$115,396	$2	$–	$115,398	$104,488	$3	$–	$104,491
Low	17,947	26	–	17,973	20,037	1	–	20,038
Medium	8,128	22	–	8,150	8,518	11	–	8,529
High	3,490	505	–	3,995	3,814	421	–	4,235
Very high	10	305	–	315	68	296	–	364
Loans not graded (1)	12,634	2,749	–	15,383	9,522	1,894	–	11,416
Default	–	–	–	–	–	–	–	–
Carrying value	$157,605	$3,609	$–	$161,214	$146,447	$2,626	$–	$149,073

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at October 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$359,808	$3,267	$–	$363,075	$338,648	$1,213	$–	$339,861
Low	119,849	3,688	–	123,537	139,869	1,525	–	141,394
Medium	45,017	2,187	–	47,204	41,263	2,111	–	43,374
High	19,655	12,508	–	32,163	18,846	8,688	–	27,534
Very high	115	6,890	–	7,005	294	5,535	–	5,829
Loans not graded (2)	52,625	6,810	–	59,435	48,031	5,471	–	53,502
Default	–	–	3,489	3,489	–	–	3,040	3,040
Total	597,069	35,350	3,489	635,908	586,951	24,543	3,040	614,534
Allowance for credit losses	997	2,424	1,266	4,687	1,326	2,247	1,162	4,735
Carrying value	$596,072	$32,926	$2,223	$631,221	$585,625	$22,296	$1,878	$609,799

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at October 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$146,999	$1,829	$–	$148,828	$160,148	$1,205	$–	$161,353
Non-Investment grade	124,749	8,800	–	133,549	114,192	7,705	–	121,897
Watch list	10	4,819	–	4,829	28	3,340	–	3,368
Loans not graded (2)	2,190	25	–	2,215	2,500	18	–	2,518
Default	–	–	3,250	3,250	–	–	2,686	2,686
Total	273,948	15,473	3,250	292,671	276,868	12,268	2,686	291,822
Allowance for credit losses	586	475	788	1,849	535	383	719	1,637
Carrying value	$273,362	$14,998	$2,462	$290,822	$276,333	$11,885	$1,967	$290,185

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at October 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$243,635	$1,124	$–	$244,759	$240,044	$1,673	$–	$241,717
Non-investment grade	59,572	2,894	–	62,466	62,634	5,288	–	67,922
Watch list	–	1,142	–	1,142	1	1,103	–	1,104
Loans not graded (2)	3,921	–	–	3,921	5,205	–	–	5,205
Default	–	–	32	32	–	–	109	109
Total	307,128	5,160	32	312,320	307,884	8,064	109	316,057
Allowance for credit losses	153	33	–	186	100	20	29	149
Carrying value	$306,975	$5,127	$32	$312,134	$307,784	$8,044	$80	$315,908

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at October 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$390,634	$2,953	$–	$393,587	$400,192	$2,878	$–	$403,070
Non-investment grade	184,321	11,694	–	196,015	176,826	12,993	–	189,819
Watch list	10	5,961	–	5,971	29	4,443	–	4,472
Loans not graded (2)	6,111	25	–	6,136	7,705	18	–	7,723
Default	–	–	3,282	3,282	–	–	2,795	2,795
Total	581,076	20,633	3,282	604,991	584,752	20,332	2,795	607,879
Allowance for credit losses	739	508	788	2,035	635	403	748	1,786
Carrying value	$580,337	$20,125	$2,494	$602,956	$584,117	$19,929	$2,047	$606,093

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(g)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment deferral programs, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	2024 (2)				2023 (2)
As at October 31 ($ millions)	31 – 60 days	61 – 90 days	91 days and greater (3)	Total	31 – 60 days	61 – 90 days	91 days and greater (3)	Total
Residential mortgages	$1,418	$718	$–	$2,136	$1,329	$617	$–	$1,946
Personal loans	647	343	–	990	648	360	–	1,008
Credit cards	242	172	398	812	238	157	345	740
Business and government	192	48	–	240	159	57	–	216
Total	$2,499	$1,281	$398	$4,178	$2,374	$1,191	$345	$3,910

(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular aging of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(h)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition either through acquisition or origination. The following table provides details of such assets:

As at October 31 ($ millions)	2024	2023
Unpaid principal balance (1)	$243	$307
Credit - related fair value adjustments	(29)	(87)
Carrying value	214	220
Stage 3 allowance	(1)	(1)
Carrying value net of related allowance	$213	$219

(1)	Represents principal amount owed net of write-offs.